STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-Based Compensation Expense

Total stock-based compensation expense recognized in the Company’s condensed consolidated statements of operations and comprehensive loss is classified as follows:

	Three Months Ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Cost of revenue	$118,774	$167,899	$364,286	$522,627
Research and development	$112,528	$145,848	$378,442	$480,131
Selling and marketing	$9,371	$81,901	$(189,828)	$181,413
General and administrative	$206,932	$239,380	$959,392	$711,618
Total stock-based compensation expense	$447,605	$635,028	$1,512,292	$1,895,789

Total stock-based compensation expense recognized in the Company’s consolidated statements of operations is classified as follows:

	Year ended December 31,
	2023	2022
Cost of revenue	$640,847	$988,003
Research and development	617,386	143,439
Selling and marketing	266,675	46,299
General and administrative	965,501	1,184,599
Total stock-based compensation expense	$2,490,409	$2,362,340

Schedule of Restricted Stock Units

The Company grants Restricted Stock Units ("RSUs") to its employees for their services with a liquidity event requirement. The RSUs granted to employees vest over a period of time from the grant date and are subject to the participants continuing service to the Company over the period.

	RSUs
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2023	22,213	$208.80
RSUs granted	45,725	$5.38
RSUs vested	(51,507)	$20.37
RSUs forfeited	(9,811)	$95.42
Unvested at September 30, 2024	6,620	$198.87
The following table shows a summary of the Company's RSUs outstanding as of December 31, 2023 as well as activity the year then ended:

	RSUs
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2022	542,706	$6.11
RSUs granted	887,997	$1.92
RSUs vested	(391,651)	$4.42
RSUs forfeited	(150,679)	$1.47
Unvested at December 31, 2023	888,373	$5.22

Summary of Stock Options Activity	A summary of stock option activity is as follows:

	Number of Stock Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2023	188,865	$74.41	7.9	$—
Options granted	29,841	$5.46
Options exercised	—	$—
Options cancelled or forfeited	(33,064)	$151.39
Options outstanding at September 30, 2024	185,642	$49.61	8.3	$—
Options exercisable at September 30, 2024	96,311	$71.87	7.7	$—
Options vested and expected to vest at September 30, 2024	185,642	$49.61	8.3	$—
A summary of stock option activity is as follows:

	Number of Stock Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2022	3,133,270	$4.35	7.9	$5,484,316
Options granted	5,315,917	$0.48
Options exercised	(5,153)	$1.36
Options cancelled or forfeited	(896,284)	$2.27
Options outstanding at December 31, 2023	7,547,750	$1.86	7.9	$—
Options exercisable at December 31, 2023	2,954,137	$3.10	5.4	$—
Options vested and expected to vest at December 31, 2023	7,547,750	$1.86	7.9	$—

Summary of Assumptions Utilized for Option Grants	A summary of the weighted-average assumptions the Company utilized for option grants are as follows:

	Nine Months Ended September 30,
	2024	2023
Expected term (in years)	4	1.0 - 5.0
Expected volatility	47.8% - 55.0%	44.9% - 47.4%
Risk-free interest rate	4.0% - 4.5%	3.8% - 5.4%
Expected dividend yield	0.0%	0.0%
A summary of the assumptions the Company utilized for option grants during the years ended December 31, 2023 and 2022, respectively, are as follows:

	Year Ended December 31,
	2023	2022
Expected term (in years)	0.75-5.0	5.8
Expected volatility	44.9%-47.6%	42.0%
Risk-free interest rate	3.8%-5.5%	2.6%
Expected dividend yield	0.0%	0.0%